THE ADVISORS' INNER CIRCLE FUND

                                  SYNOVUS FUNDS

                       SUPPLEMENT DATED SEPTEMBER 13, 2001
                    TO THE PROSPECTUS DATED SEPTEMBER 5, 2001


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


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The following disclosure replaces the second footnote in the "Performance
Information" section of the Georgia Municipal Bond Fund on page 11 of the
Prospectus:

         This table compares the Fund's average annual total returns for the periods ended December 31, 2000, to those of the Lehman Brothers 7 Year Municipal Bond Index.


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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE